Other current assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Miscellaneous current assets [abstract]
Deferred charges	€ 2,958	€ 2,841		€ 2,632
Tax credits	673	1,243		695
Accrued income	384	260		486
Other tax receivables	1,459	1,125		3,127
Grants	1,021	1,181		754
Other non-trade receivables	2,445	1,640		922
Total other current assets	€ 8,940	€ 8,290	[1]	€ 8,616

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.